Provisions (Details) - Schedule of Provisions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provisions [Abstract]
Provision for reinstatement costs	$ 71,872	$ 100,483
Provision for defined benefit obligations	194,260	101,913	$ 115,532
As at December 31	266,132	202,396
As at January 1	100,483	68,733
Additional provision		26,327
Remeasurement of lease modifications		2,231
Settled during the year	(31,782)
Increase in discounted amounts arising from the passage of time	4,009	4,184
Exchange realignment	(838)	(992)
As at December 31	71,872	100,483
Portion classified as current liabilities	(71,872)	(66,118)
Non-current portion		$ 34,365